Investments in associates and joint ventures (Tables)	12 Months Ended
Jun. 30, 2024
Significant judgments key assumptions and estimates
Schedule of investments in joint ventures
	06.30.2024	06.30.2023
Beginning of the year	147,420	143,448
Share capital increase and contributions (Note 32)	-	203
Sale of interest in joint ventures (Note 32)	(26,195)	-
Share of profit	32,953	5,869
Other comprehensive income	658	187
Dividends (Note 32)	(17,249)	(2,370)
Others	-	83
End of the year (i)	137,587	147,420

Schedule of comprehensive income
Name of the entity	% ownership interest			Value of Group's interest in equity		Group's interest in comprehensive income / (loss)
	06.30.2024	06.30.2023	06.30.2022	06.30.2024	06.30.2023	06.30.2024	06.30.2023	06.30.2022

New Lipstick	49.96%	49.96%	49.96%	1,080	903	(31)	(245)	554
BHSA (1)	29.89%	29.91%	29.91%	103,790	88,862	29,251	11,454	6,992
BACS (2)	56.34%	56.35%	56.35%	7,598	5,227	2,372	(436)	(665)
Nuevo Puerto Santa Fe S.A.	50.00%	50.00%	50.00%	4,450	4,600	292	423	1,449
Quality (3)	-	50.00%	50.00%	-	25,961	-	(5,142)	(7,869)
GCDI (4)	27.39%	27.82%	27.82%	1,286	7,116	(5,679)	603	(5,792)
La Rural S.A.	50.00%	50.00%	50.00%	10,618	4,510	7,562	2,619	(338)
Agrouranga S.A.	34.86%	34.86%	34.86%	5,321	4,822	1,445	(780)	735
Other associates and joint ventures	N/A	N/A	N/A	3,444	5,419	(1,601)	(2,440)	(1,802)
Total associates and joint ventures				137,587	147,420	33,611	6,056	(6,736)

Schedule of significant joint ventures
Name of the entity	Location of business /			Last financial statement issued
	Country of incorporation	Main activity	Common shares 1 vote	Share capital (nominal value)	(Loss)/ profit for the year	Shareholders' equity
New Lipstick	U.S.	Real estate	23,631,037	(*) 47	(*) (3)	(*) (47)
BHSA (1)	Argentina	Financing	448,345,794	(**) 1,500	(**) 97,803	(**) 338,752
BACS (2)	Argentina	Financing	33,125,751	(**) 88	(**) 6,288	(**) 20,143
Nuevo Puerto Santa Fe S.A.	Argentina	Real estate	138,750	28	585	8,486
GCDI (4)	Argentina	Real estate	250,729,447	915	(20,057)	4,788
La Rural S.A.	Argentina	Organization of events	714,998	1	15,591	20,891
Agrouranga S.A.	Argentina	Agriculture	2,532,579	7	4,145	2,897

Summarized financial information of the associates and joint ventures
	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	% of ownership interest held	Interest in associates / joint ventures	Goodwill and others	Book value
	As of June 30, 2024
Associates
BHSA	1,633,715	617,196	1,856,705	42,558	351,648	29.89%	105,108	(1,318)	103,790
GCDI	28,010	89,654	66,113	46,763	4,788	27.39%	1,312	(26)	1,286

Joint ventures
Nuevo Puerto Santa Fe S.A.	2,148	10,735	724	3,673	8,486	50.00%	4,243	207	4,450

	As of June 30, 2023
Associates
BHSA	1,932,586	517,340	2,128,200	24,495	297,231	29.91%	88,902	(40)	88,862
GCDI	55,350	99,378	66,768	62,380	25,580	27.82%	7,116	-	7,116

Joint ventures
Nuevo Puerto Santa Fe S.A.	2,166	11,600	1,152	3,830	8,784	50.00%	4,392	208	4,600
	Revenues	Net income/(loss)	Total comprehensive income/(loss)	Dividends distributed to non-controlling shareholders	Cash of operating activities	Cash of investment activities	Cash of financial activities	Net increase/(decrease) in cash and cash equivalents
	As of June 30, 2024
Associates
BHSA	1,427	97,803	97,803	(47,640)	216,033	(2,319)	(17,640)	196,074
GCDI	37,193	(12,100)	(7,897)	-	(857)	969	(684)	(572)

Joint ventures
Nuevo Puerto Santa Fe S.A.	4,084	585	585	(884)	785	215	(1,172)	(172)

	As of June 30, 2023
Associates
BHSA	626,247	38,290	38,290	-	30,008	(4,102)	29,913	55,819
GCDI	49,859	988	1,861	-	(2,092)	1,861	238	7

Joint ventures
Nuevo Puerto Santa Fe S.A.	4,075	846	846	(1,602)	2,668	(1,202)	(1,856)	(390)